Consolidated income statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Consolidated income statement
Interest receivable		£ 12,637	£ 9,234	[1]	£ 9,711	[1]
Interest payable		(2,795)	(1,699)	[1]	(2,322)	[1]
Net interest income		9,842	7,535	[1]	7,389	[1]
Fees and commissions receivable		2,915	2,694	[1]	2,704	[1]
Fees and commissions payable		(623)	(574)	[1]	(722)	[1]
Trading income		1,133	323	[1]	1,125	[1]
Other operating income		(111)	451	[1]	(93)	[1]
Non-interest income		3,314	2,894	[1]	3,014	[1]
Total income		13,156	10,429	[1]	10,403	[1]
Staff costs		(3,716)	(3,676)	[1]	(3,878)	[1]
Premises and equipment		(1,112)	(1,133)	[1]	(1,222)	[1]
Other administrative expenses		(2,026)	(2,026)	[1]	(1,845)	[1]
Depreciation and amortisation		(833)	(923)	[1]	(913)	[1]
Operating expenses		(7,687)	(7,758)	[1]	(7,858)	[1]
Profit before impairment losses/releases		5,469	2,671	[1]	2,545	[1]
Impairment (losses)/releases		(337)	1,173	[1]	(3,098)	[1]
Operating (loss)/profit before tax		5,132	3,844	[1]	(553)	[1]
Tax charge		(1,275)	(996)	[1]	(74)	[1]
Profit/(loss) from continuing operations		3,857	2,848	[1]	(627)	[1]
(Loss)/profit from discontinued operations, net of tax	[2]	(262)	464	[1]	193	[1]
Profit/(loss) for the year		3,595	3,312	[1]	(434)	[1]
Attributable to:
Ordinary shareholders		3,340	2,950	[1]	(753)	[1]
Preference shareholders	[1]		19		26
Paid-in equity holders		249	299	[1]	355	[1]
Non-controlling interests		6	44	[1]	(62)	[1]
Profit/(loss) for the year		£ 3,595	£ 3,312	[1]	£ (434)	[1]
Per ordinary share
Earnings per ordinary share - continuing operations		£ 0.365	£ 0.230	[1]	£ (0.084)
Earnings per ordinary share - discontinued operations		(0.027)	0.043	[1]	0.017
Total earnings per share attributable to ordinary shareholders - basic		0.338	0.273	[1]	(0.067)
Earnings per ordinary share - fully diluted continuing operations		0.362	0.229	[1]	(0.084)
Earnings per ordinary share - fully diluted discontinued operations		(0.026)	0.043	[1]	0.017
Total earnings per share attributable to ordinary shareholders - fully diluted		£ 0.336	£ 0.272	[1]	£ (0.067)

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[2]	The results of discontinued operations, comprising the post-tax profit, is shown as a single amount on the face of the income statement. An analysis of this amount is presented in Note 8 to the consolidated financial statements.